Schedule of Investments – IQ CBRE NextGen Real Estate ETF

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks -— 99.5%
Data Center -— 10.4%
Digital Realty Trust, Inc.(a)	9,171	$1,142,890
Keppel DC REIT	629,705	1,038,601
Total Data Center		2,181,491

Health Care -— 12.2%
Aedifica SA	785	54,094
Alexandria Real Estate Equities, Inc.	3,353	421,405
Assura PLC	57,271	34,899
CareTrust REIT, Inc.	1,935	40,229
Chartwell Retirement Residences	4,574	34,785
Cofinimmo SA	643	50,476
Community Healthcare Trust, Inc.	506	17,831
Diversified Healthcare Trust	5,187	10,841
Global Medical REIT, Inc.	1,281	12,682
Healthcare Realty Trust, Inc.	7,319	142,940
Healthpeak Properties, Inc.	10,597	231,333
LTC Properties, Inc.	802	26,915
Medical Properties Trust, Inc.	11,582	116,862
National Health Investors, Inc.	837	45,960
NorthWest Healthcare Properties Real Estate Investment Trust(a)	4,622	24,545
Primary Health Properties PLC	25,770	31,333
Sabra Health Care REIT, Inc.	4,481	58,208
Universal Health Realty Income Trust	264	12,601
Ventas, Inc.	7,787	377,825
Welltower, Inc.	9,685	795,623
Total Health Care		2,541,387

Industrial -— 32.3%
Advance Logistics Investment Corp.	30	27,872
Americold Realty Trust, Inc.	12,206	395,719
Catena AB	2,133	82,052
CRE Logistics REIT, Inc.	27	33,351
Dream Industrial Real Estate Investment Trust(a)	11,355	122,414
EastGroup Properties, Inc.	1,963	347,804
ESR-LOGOS REIT	339,262	88,150
First Industrial Realty Trust, Inc.	5,867	303,324
Frasers Logistics & Commercial Trust	165,973	152,498
GLP J-Reit	217	213,976
Granite Real Estate Investment Trust	2,810	165,323
Industrial & Infrastructure Fund Investment Corp.(a)	93	97,399
Innovative Industrial Properties, Inc.	1,245	98,641
Japan Logistics Fund, Inc.	41	86,715
LaSalle Logiport REIT	79	84,571
LondonMetric Property PLC	42,601	101,294
LXP Industrial Trust	12,953	130,437
Mapletree Logistics Trust	219,909	279,896
Mitsubishi Estate Logistics REIT Investment Corp.	22	63,021
Mitsui Fudosan Logistics Park, Inc.	25	89,034
Montea NV	797	64,762
Nippon Prologis REIT, Inc.	123	251,662
Plymouth Industrial REIT, Inc.	1,908	43,445
Prologis, Inc.	9,752	1,216,562
Rexford Industrial Realty, Inc.	8,821	485,949
Sagax AB, Class B	14,479	322,307
Segro PLC	52,428	514,694
SOSiLA Logistics REIT, Inc.	32	28,941
STAG Industrial, Inc.	7,912	287,206
Terreno Realty Corp.	3,632	215,523
Tritax Big Box REIT PLC	81,135	144,166
Tritax EuroBox PLC	35,303	24,301
Urban Logistics REIT PLC	21,264	33,324
	Shares	Value
Common Stocks (continued)
Industrial (continued)
VGP NV	1,203	$129,188
Warehouse REIT PLC	19,102	21,088
Total Industrial		6,746,609

Infrastructure (Tower) -— 24.1%
American Tower Corp.	7,702	1,465,767
Crown Castle, Inc.	12,658	1,370,735
SBA Communications Corp.	4,266	934,041
Uniti Group, Inc.(a)	224,962	1,255,288
Total Infrastructure (Tower)		5,025,831

Manufactured Homes -— 2.9%
Equity LifeStyle Properties, Inc.(a)	3,662	260,661
Sun Communities, Inc.	2,436	317,411
UMH Properties, Inc.	1,154	19,214
Total Manufactured Homes		597,286

Multi-Family Residential -— 13.9%
Advance Residence Investment Corp.	27	65,847
Apartment Income REIT Corp.	2,859	98,750
Apartment Investment and Management Co., Class A	2,851	23,749
AvalonBay Communities, Inc.	2,732	515,392
Boardwalk Real Estate Investment Trust	873	43,449
Camden Property Trust	2,039	222,435
Canadian Apartment Properties REIT(a)	3,227	126,040
CapitaLand Ascott Trust	67,514	56,948
Centerspace	286	17,769
Comforia Residential REIT, Inc.	14	33,552
Daiwa Securities Living Investments Corp.	43	34,471
Elme Communities	1,682	27,333
Equity Residential	7,261	478,790
Essex Property Trust, Inc.	1,227	298,836
Independence Realty Trust, Inc.	4,279	72,914
InterRent Real Estate Investment Trust	2,726	26,530
Kenedix Residential Next Investment Corp.	21	32,886
Killam Apartment Real Estate Investment Trust	2,261	31,091
Mid-America Apartment Communities, Inc.	2,231	333,891
NexPoint Residential Trust, Inc.	489	20,323
Sekisui House REIT, Inc.	84	49,899
UDR, Inc.	6,348	259,506
Veris Residential, Inc.*	1,774	33,138
Total Multi-Family Residential		2,903,539

Single-Family Residential -— 3.2%
American Homes 4 Rent, Class A	6,806	255,089
Invitation Homes, Inc.	11,586	411,303
Total Single-Family Residential		666,392

Student Housing -— 0.5%
UNITE Group PLC (The)	7,622	95,470
Xior Student Housing NV(a)	683	21,348
Total Student Housing		116,818

Total Common Stocks
(Cost $22,744,970)		20,779,353

Schedule of Investments – IQ CBRE NextGen Real Estate ETF (continued)

July 31, 2023 (unaudited)

	Shares	Value
Short-Term Investments — 2.1%

Money Market Funds — 2.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.20%(b)(c)	379,861	$379,861
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%(b)	63,825	63,825
Total Short-Term Investments
(Cost $443,686)		443,686

Total Investments — 101.6%
(Cost $23,188,656)		21,223,039
Other Assets and Liabilities, Net — (1.6)%		(346,355)
Net Assets — 100.0%		$20,876,684

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,766,828; total market value of collateral held by the Fund was $1,786,456. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,406,595.
(b)	Reflects the 1-day yield at July 31, 2023.
(c)	Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$20,779,353	$–	$–	$20,779,353
Short-Term Investments:
Money Market Funds	443,686	–	–	443,686
Total Investments in Securities	$21,223,039	$–	$–	$21,223,039

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.